MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
MARKETABLE SECURITIES [Text Block]
5.	MARKETABLE SECURITIES

As at December 31, 2018, the Company held marketable securities with an aggregate market value of $252,200 (December 31, 2017 - $285,700), consisting of 2.5 million common shares of NorthIsle Copper and Gold Inc. with a market value of $237,500 (December 31, 2017 - $250,000) and 420,000 common shares of Copper North Mining Corp. with a market value of $14,700 (December 31, 2017 - $35,700).